UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2012
                                                   -----------------

Check here if Amendment [    ]; Amendment Number:
  This Amendment (Check only one.):     [    ]  is a restatement.
                                        [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  139 S. Old Woodward Ave.
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   D. Scott Foret
Title:  Chief Compliance Officer
Phone:  (248) 283-2520

Signature, Place, and Date of Signing:


/s/ D. Scott Foret                  Birmingham, MI             January 17, 2013
------------------------            --------------             ----------------
D. Scott Foret                       City, State                     Date


Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                            --------
Form 13F Information Table Entry Total:           19
                                            --------
Form 13F Information Table Value Total:     $391,018
                                            --------
                                           (thousands)


List of Other Included Managers:     NONE

                                                        FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager:  Tactical Allocation Group, LLC

                                                            Value    Shares/   Sh/ Put/ Invstmt  Other       Voting Authority
        Name of Issuer         Title of Class     CUSIP    (x1000)   Prn Amt   Prn Call Dscretn Managers   Sole   Shared   None
----------------------------  ----------------  ---------  -------  ---------  --- ---- ------- -------- ------   ------ -------
ISHARES TR                    JPMORGAN USD      464288281   48,526    358,440    SH        SOLE           25,796      0    332,644
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES SILVER TRUST          ISHARES           46428Q109      216      7,370    SH        SOLE                0      0      7,370
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    BARCLYS 20+ YR    464287432      260      2,149    SH        SOLE                0      0      2,149
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    INT PFD STK FD    46429B135   27,574    910,553    SH        SOLE           61,874      0    848,679
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    MSCI EMERG MKT    464287234      978     22,049    SH        SOLE            2,113      0     19,936
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    MSCI GRW IDX      464288885   16,619    276,801    SH        SOLE           24,916      0    251,885
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    RUSSELL MCP GR    464287481   31,468    486,847    SH        SOLE           42,112      0    444,735
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    RUSSELL1000GRW    464287614   54,135    787,019    SH        SOLE           65,217      0    721,802
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    RUSSELL1000VAL    464287598   39,229    508,273    SH        SOLE           42,583      0    465,690
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    S&P GRWTH ALL     464289867      354     10,423    SH        SOLE                0      0     10,423
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    S&P MODERATE      464289875      978     30,834    SH        SOLE                0      0     30,834
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100   14,899    313,614    SH        SOLE           26,248      0    287,366
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
MORGAN STANLEY                CUSHNG MLP ETN    61760E846      275     17,665    SH        SOLE                0      0     17,665
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
POWERSHARES GLOBAL ETF TR     SOVEREIGN DEBT    73936T573      578     18,379    SH        SOLE                0      0     18,379
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886      251      7,186    SH        SOLE                0      0      7,186
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
SPDR GOLD TRUST               GOLD SHS          78463V107   42,818    243,580    SH        SOLE           18,258      0    225,322
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
SPDR INDEX SHS FDS            DJ INTL RL ETF    78463X863   50,473  1,106,744    SH        SOLE           81,083      0  1,025,661
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
SPDR SERIES TRUST             DB INT GVT ETF    78464A490   48,756    695,898    SH        SOLE           50,601      0    645,297
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
VANGUARD SCOTTSDALE FDS       SHTRM GVT BD ETF  92206C409   12,632    127,189    SH        SOLE            5,272      0    121,917
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
TOTAL                                                      391,018
----------------------------                               -------
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